CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss) for the year	$ 310,916	$ (568,955)	$ 332,116
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 3)	271,861	261,781	192,486
Deferred income and mining taxes (note 9)	72,145	(275,773)	66,928
Gain on sale of available-for-sale securities (note 2(b))	(9,733)	(4,907)	(19,487)
Stock-based compensation (note 8)	47,632	51,873	45,672
Impairment loss on Meadowbank mine (note 18)		907,681
Loss on Goldex mine (note 17)		302,893
Gain on acquisition of Comaplex Minerals Corp. (note 10)			(64,508)
Foreign currency translation loss (gain)	16,320	(1,082)	19,536
Other	28,780	31,561	13,015
Adjustment for settlement of environmental remediation	(21,449)	(7,616)
Changes in non-cash working capital balances:
Trade receivables	8,149	37,050	(19,378)
Income taxes	13,304	(29,867)	9,949
Inventories	(44,145)	(43,066)	(91,306)
Other current assets	18,909	(25,838)	(28,729)
Accounts payable and accrued liabilities	(20,928)	31,837	23,136
Interest payable	4,246	(387)	8,077
Cash provided by operating activities	696,007	667,185	487,507
Investing activities
Additions to property, plant and mine development (note 3)	(445,550)	(482,831)	(511,641)
Acquisition of Grayd Resource Corporation (note 10)	(9,322)	(163,047)
(Increase) decrease in short-term investments	(1,920)	5	(3,262)
Net proceeds from available-for-sale securities (note 2(b))	73,358	9,435	36,586
Purchase of available-for-sale securities (note 2(b))	(2,713)	(91,115)	(42,479)
Decrease (increase) in restricted cash (note 14)	9,991	(32,931)	(2,510)
Cash used in investing activities	(376,156)	(760,484)	(523,306)
Financing activities
Dividends paid	(118,121)	(98,354)	(26,830)
Repayment of capital lease obligations (note 13(a))	(12,063)	(13,092)	(16,019)
Sale-leaseback financing (note 13(a))			14,017
Proceeds from long-term debt (note 5)	315,000	475,000	711,000
Repayment of long-term debt (note 5)	(605,000)	(205,000)	(1,376,000)
Notes issuance (note 5)	200,000		600,000
Long-term debt financing costst (note 5)	(3,133)	(2,545)	(12,772)
Repurchase of common shares for restricted share unit plan (note 8(c))	(12,031)	(3,723)	(4,037)
Common shares issued	32,742	26,536	84,659
Cash (used in) provided by financing activities	(202,606)	178,822	(25,982)
Effect of exchange rate changes on cash and cash equivalents	1,376	(1,636)	(2,939)
Net increase (decrease) in cash and cash equivalents during the year	118,621	83,887	(64,720)
Cash and cash equivalents, beginning of year	179,447	95,560	160,280
Cash and cash equivalents, end of year	298,068	179,447	95,560
Supplemental cash flow information
Interest paid	52,213	52,833	41,429
Income and mining taxes paid	$ 56,962	$ 110,889	$ 25,199